S000036893 [Member] Investment Objectives and Goals - Franklin International Equity Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN INTERNATIONAL EQUITY FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Maximum long-term total return.